FINANCIAL INSTRUMENTS AND RELATED RISKS (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	$ 1,204,587	$ 373,103
Lease liability	281,872	404,325
Long-term debt	998,070	0
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	1,725,622	373,103
Lease liability	149,317	122,452
Long-term debt	950,930
1-2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	132,555	281,873
Long-term debt	998,070
Greater than 2 years [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts payable and accrued liabilities	0	0
Lease liability	0	$ 0
Long-term debt	$ 0